Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.73%
Aerospace & Defense–1.34%
Textron, Inc.	217,590	$19,052,180
Air Freight & Logistics–2.02%
FedEx Corp.	80,828	28,789,317
Asset Management & Custody Banks–2.25%
State Street Corp.(b)	253,260	32,052,586
Biotechnology–1.00%
Regeneron Pharmaceuticals, Inc.	18,393	14,211,167
Brewers–1.02%
Anheuser-Busch InBev S.A./N.V. (Belgium)	209,516	14,495,588
Broadline Retail–1.29%
eBay, Inc.(b)	201,770	18,365,105
Building Products–1.69%
Johnson Controls International PLC	183,714	24,057,348
Cable & Satellite–1.16%
Charter Communications, Inc., Class A(b)(c)	76,772	16,573,540
Communications Equipment–2.82%
Cisco Systems, Inc.	419,808	32,572,903
F5, Inc.(c)	26,442	7,650,464
		40,223,367
Construction Machinery & Heavy Transportation Equipment– 2.63%
Caterpillar, Inc.	27,374	19,393,384
Wabtec Corp.	72,192	18,041,503
		37,434,887
Consumer Finance–0.56%
Capital One Financial Corp.	44,006	8,028,015
Diversified Banks–8.92%
Bank of America Corp.	976,292	47,594,235
Citigroup, Inc.	221,587	25,130,181
Fifth Third Bancorp(b)	454,595	21,120,484
Wells Fargo & Co.	417,708	33,253,734
		127,098,634
Electric Utilities–0.92%
Evergy, Inc.(b)	159,460	13,062,963
Electrical Components & Equipment–3.16%
Eaton Corp. PLC	62,578	22,382,273
Emerson Electric Co.	172,907	22,654,275
		45,036,548
Fertilizers & Agricultural Chemicals–0.71%
Corteva, Inc.	120,690	10,102,960
Food Distributors–1.20%
Sysco Corp.	240,123	17,127,974
Shares		Value
Footwear–1.12%
NIKE, Inc., Class B	302,460	$15,975,937
Health Care Distributors–0.75%
Henry Schein, Inc.(c)	144,333	10,637,342
Health Care Equipment–2.32%
Becton, Dickinson and Co.	70,596	11,099,809
GE HealthCare Technologies, Inc.(b)	120,673	8,589,504
Medtronic PLC	154,977	13,428,757
		33,118,070
Health Care Services–2.40%
CVS Health Corp.	475,291	34,135,400
Household Products–3.05%
Clorox Co. (The)	147,246	15,259,103
Kimberly-Clark Corp.	85,923	8,288,992
Reckitt Benckiser Group PLC (United Kingdom)	296,421	19,931,448
		43,479,543
Integrated Oil & Gas–5.31%
Chevron Corp.	170,898	35,358,796
Exxon Mobil Corp.	60,015	10,182,145
Occidental Petroleum Corp.	67,458	4,384,770
Suncor Energy, Inc. (Canada)	389,979	25,781,512
		75,707,223
Integrated Telecommunication Services–0.69%
Comcast Corp., Class A	340,473	9,774,980
Interactive Media & Services–4.47%
Alphabet, Inc., Class A	163,753	47,088,812
Meta Platforms, Inc., Class A	29,036	16,612,367
		63,701,179
Investment Banking & Brokerage–0.59%
Goldman Sachs Group, Inc. (The)	10,005	8,464,130
IT Consulting & Other Services–1.81%
Cognizant Technology Solutions Corp., Class A	323,161	19,825,927
DXC Technology Co.(c)	470,749	5,917,315
		25,743,242
Life & Health Insurance–0.84%
MetLife, Inc.(b)	170,228	12,038,524
Life Sciences Tools & Services–1.28%
ICON PLC(c)	83,965	9,291,567
IQVIA Holdings, Inc.(c)	52,125	8,889,397
		18,180,964
Managed Health Care–2.96%
Elevance Health, Inc.	68,598	20,082,064
Humana, Inc.	32,506	5,636,215
UnitedHealth Group, Inc.	60,628	16,405,331
		42,123,610
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Movies & Entertainment–1.36%
Universal Music Group N.V. (Netherlands)	261,217	$5,070,433
Walt Disney Co. (The)	148,516	14,313,972
		19,384,405
Multi-Utilities–3.27%
Dominion Energy, Inc.	299,594	18,520,901
Sempra	289,509	28,131,590
		46,652,491
Oil & Gas Equipment & Services–0.84%
Tenaris S.A.	409,872	11,981,508
Oil & Gas Exploration & Production–3.47%
ConocoPhillips	188,583	24,892,956
Devon Energy Corp.	314,687	15,835,050
EQT Corp.	136,622	8,694,624
		49,422,630
Paper & Plastic Packaging Products & Materials–0.99%
International Paper Co.	393,658	14,053,591
Pharmaceuticals–6.65%
AstraZeneca PLC (United Kingdom)	75,929	14,847,153
Johnson & Johnson	79,252	19,372,359
Merck & Co., Inc.	272,897	32,826,780
Novo Nordisk A/S, Class B (Denmark)	193,443	7,078,943
Sanofi S.A., ADR	429,441	20,690,467
		94,815,702
Property & Casualty Insurance–1.93%
Allstate Corp. (The)	49,738	10,312,677
American International Group, Inc.	228,509	17,195,302
		27,507,979
Regional Banks–4.50%
Citizens Financial Group, Inc.	385,809	23,136,966
Huntington Bancshares, Inc.	1,476,921	23,113,813
M&T Bank Corp.(b)	86,547	17,890,996
		64,141,775
Research & Consulting Services–1.13%
TransUnion	233,080	16,126,805
Restaurants–3.16%
Domino’s Pizza, Inc.(b)	44,859	16,094,961
Restaurant Brands International, Inc. (Canada)	211,437	15,646,125
Starbucks Corp.	147,795	13,240,954
		44,982,040
Shares		Value
Semiconductors–2.55%
Intel Corp.(c)	213,319	$9,413,768
NXP Semiconductors N.V. (Netherlands)	96,987	19,092,861
QUALCOMM, Inc.	61,258	7,888,805
		36,395,434
Single-Family Residential REITs–0.39%
Invitation Homes, Inc.	225,496	5,603,576
Soft Drinks & Non-alcoholic Beverages–1.15%
Coca-Cola Co. (The)	215,413	16,382,159
Specialty Chemicals–1.25%
International Flavors & Fragrances, Inc.(b)	246,127	17,856,514
Systems Software–2.42%
Microsoft Corp.	93,234	34,512,430
Telecom Tower REITs–0.68%
SBA Communications Corp., Class A	56,399	9,706,832
Tobacco–1.71%
Philip Morris International, Inc.	147,709	24,422,206
Total Common Stocks & Other Equity Interests (Cost $909,682,896)		1,392,740,400
Money Market Funds–2.68%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	13,370,299	13,370,299
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	24,829,713	24,829,713
Total Money Market Funds (Cost $38,200,012)		38,200,012
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.41% (Cost $947,882,908)		1,430,940,412
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.51%
Invesco Private Government Fund, 3.63%(d)(e)(f)	29,765,541	29,765,541
Invesco Private Prime Fund, 3.80%(d)(e)(f)	77,169,838	77,177,554
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,943,095)		106,943,095
TOTAL INVESTMENTS IN SECURITIES–107.92% (Cost $1,054,826,003)		1,537,883,507
OTHER ASSETS LESS LIABILITIES—(7.92)%		(112,860,729)
NET ASSETS–100.00%		$1,425,022,778
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,321,956	$36,852,810	$(36,804,467)	$-	$-	$13,370,299	$127,444
Invesco Treasury Portfolio, Institutional Class	24,739,932	68,440,933	(68,351,152)	-	-	24,829,713	234,739
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,555,391	180,667,532	(184,457,383)	-	-	29,765,541	149,072*
Invesco Private Prime Fund	86,821,757	350,101,796	(359,734,543)	-	(11,455)	77,177,554	372,880*
Total	$158,439,036	$636,063,071	$(649,347,545)	$-	$(11,455)	$145,143,107	$884,135

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2026	Canadian Imperial Bank of Commerce	CAD	28,887,837	USD	21,072,708	$280,020
04/30/2026	Deutsche Bank AG	GBP	14,932,057	USD	20,053,379	290,004
04/30/2026	Royal Bank of Canada	EUR	21,499,490	USD	25,016,591	133,306
04/30/2026	Royal Bank of Canada	GBP	568,788	USD	757,345	4,524
Subtotal—Appreciation						707,854
Currency Risk
04/30/2026	Bank of New York Mellon (The)	EUR	645,730	USD	744,588	(2,773)
04/30/2026	Canadian Imperial Bank of Commerce	USD	624,401	GBP	467,308	(5,894)
04/30/2026	Goldman Sachs International	USD	1,750,441	GBP	1,309,928	(16,682)
04/30/2026	Royal Bank of Canada	USD	640,290	CAD	883,127	(4,639)
04/30/2026	Royal Bank of Canada	USD	833,548	GBP	628,259	(2,013)
04/30/2026	State Street Bank & Trust Co.	CAD	579,603	USD	416,713	(469)
Subtotal—Depreciation						(32,470)
Total Forward Foreign Currency Contracts						$675,384

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,319,335,327	$73,405,073	$—	$1,392,740,400
Money Market Funds	38,200,012	106,943,095	—	145,143,107
Total Investments in Securities	1,357,535,339	180,348,168	—	1,537,883,507
Other Investments - Assets*
Forward Foreign Currency Contracts	—	707,854	—	707,854
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(32,470)	—	(32,470)
Total Other Investments	—	675,384	—	675,384
Total Investments	$1,357,535,339	$181,023,552	$—	$1,538,558,891

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund